Condensed Consolidated Balance Sheets (parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Condensed Consolidated Balance Sheets
Ordinary shares, par value (in US$ per share)	$ 0.10
Ordinary shares, authorized (in shares)	1,500,000,000
Ordinary shares, issued (in shares)	666,786,450	666,577,450